Interest Income and Interest Expense	12 Months Ended
Dec. 31, 2023
Interest Income and Interest Expense

7. Interest Income and Interest Expense

The Group was offered certain factoring facilities with a commercial bank to purchase certain accounts receivable on non-recourse basis. As of December 31, 2023 and 2022, the factoring facilities were $15.2 million and $13.6 million respectively. As invoices were factored with the bank, they were not recorded as accounts receivable in the Company’s consolidated financial statements. As of December 31, 2023, accounts receivable factored was approximately $1.6 million ($4.1 million as of December 31, 2022).

As of December 31, 2023, the unused portion of the financing facilities was approximately $ 13.6 million ($9.5 million as of December 31, 2022).

The interest rates under the factoring agreement range from 5.49% to 6.88% (2022: 1.29% to 5.52%) per annum.

The following table provides additional information about the Company’s interest income, interest expense and other financing costs, net:

	For the year ended December 31.
	2023	2022
Interest income	$70,853	$1,710
Interest expense on lease liabilities	(12,379)	(4,958)
Interest expense on factoring arrangement	(290,107)	(256,745)
Total:	$(231,633)	$(259,993)